Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series E Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series D Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI Attributable to Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2018										4,600,000	4,000,000	4,000,000	2,000,000		112,464,230
Balance at Dec. 31, 2018															$ 11	$ 1,313,840	$ 4,539	$ 38,734	$ 1,357,124
Net income																		27,136	27,136
- Issuance of common stock (Notes 3 and 14) (in shares)															2,036,803
- Issuance of common stock (Notes 3 and 14)																10,702			10,702
- Dividends - Common stock (Note 14)																		(22,604)	(22,604)
- Dividends - Preferred stock (Note 14)																		(15,634)	(15,634)
- Other comprehensive income (loss)																	(5,705)		(5,705)
Balance (in shares) at Jun. 30, 2019										4,600,000	4,000,000	4,000,000	2,000,000		114,501,033
Balance at Jun. 30, 2019															$ 11	1,324,542	(1,166)	27,632	1,351,019
Balance (in shares) at Dec. 31, 2018										4,600,000	4,000,000	4,000,000	2,000,000		112,464,230
Balance at Dec. 31, 2018															$ 11	1,313,840	4,539	38,734	1,357,124
Balance (in shares) at Dec. 31, 2019										4,600,000	4,000,000	4,000,000	2,000,000		119,132,696
Balance at Dec. 31, 2019								$ (543)	$ (543)						$ 12	1,351,352	(1,214)	60,578	1,410,728
Net income																		(43,447)	(43,447)
- Issuance of common stock (Notes 3 and 14) (in shares)															1,568,644
- Issuance of common stock (Notes 3 and 14)																9,591			9,591
- Dividends - Common stock (Note 14)																		(23,905)	(23,905)
- Dividends - Preferred stock (Note 14)																		(15,591)	(15,591)
- Other comprehensive income (loss)																	(8,083)		(8,083)
-Retirement of Preferred Stock (Note 14) (in shares)										(25,900)	(13,458)	(26,865)	(29,351)	(95,574)
-Retirement of Preferred Stock (Note 14)																(2,303)			(1,684)
-Retirement of Preferred Stock (Note 14)																		619
Balance (in shares) at Jun. 30, 2020										4,574,100	3,986,542	3,973,135	1,970,649		120,719,340
Balance at Jun. 30, 2020															$ 12	$ 1,358,640	$ (9,297)	$ (22,289)	$ 1,327,066